Investment Properties (Minimum Lease Payments Receivable on Leases of Investment Properties) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Within one year [member]
Disclosure of detailed information about investment property [line items]
Minimum lease payments receivable	¥ 43,322	¥ 48,386
Between one and two years [member]
Disclosure of detailed information about investment property [line items]
Minimum lease payments receivable	1,517	3,715
Above 2 years [member]
Disclosure of detailed information about investment property [line items]
Minimum lease payments receivable	¥ 0	¥ 0